CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (54)	$ 264
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	65	(27)
Changes in retirement plans’ funded status	(20)	(7)
Foreign currency translation	(427)	86
Share of other comprehensive loss of entities using the equity method	(19)	(3)
Other comprehensive income (loss), net of tax	(401)	49
Comprehensive income (loss)	(455)	313
Less: Comprehensive income attributable to noncontrolling interests	9	9
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (464)	$ 304